GOLDMAN SACHS TRUST

Goldman Sachs Structured Domestic Equity Funds

Service Shares of
Goldman Sachs Balanced Fund
Goldman Sachs Structured Small Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund

Supplement dated March 12, 2009 to the
Prospectus dated February 27, 2009

Goldman Sachs Fundamental Equity Growth Funds

Service Shares of
Goldman Sachs Concentrated Growth Fund

Supplement dated March 12, 2009 to the
Prospectus dated December 29, 2008

Goldman Sachs Fundamental International Equity Funds

Service Shares of
Goldman Sachs Strategic International Equity Fund

Supplement dated March 12, 2009 to the
Prospectus dated February 27, 2009

(collectively, the “Funds”)

The Service Shares of the Funds are no longer available after March 13, 2009.

This Supplement should be retained with your Prospectus for future reference.

EQSVCSTK 03-09